Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (15,947,164)	$ (14,212,448)	$ (18,399,322)	$ (16,949,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	394,708	246,864	322,029	261,409
Inventory reserve	(22,431)	(40,708)	(31,659)	(34,437)
Stock-based compensation	1,232,149	1,164,979	1,593,947	1,377,824
Non-cash interest expense related to credit facility and other financing activities	23,983	60,951	100,005	119,732
Gain on sale of fixed assets			(30,662)
Increase/ (decrease) in cash resulting from changes in:
Accounts receivable, net	(1,004,403)	(51,464)	(94,769)	(23,600)
Inventory	(203,630)	(107,538)	(168,115)	(126,106)
Prepaid expenses and other current assets	431,355	501,532	494,734	(80,432)
Accounts payable	508,176	991,846	332,732	(51,790)
Accrued liabilities	671,407	152,860	165,543	240,901
Accrued interest	71,417	58,684	55,444	110,021
Deferred rent	(52,143)	(22,839)	(36,965)	1,163
Net cash used in operating activities	(13,896,576)	(11,257,281)	(15,697,058)	(15,154,841)
Cash Flows from Investing Activities:
Proceeds from sale of fixed assets			30,662
Purchases of fixed assets	(1,055,549)	(391,196)	(482,065)	(165,160)
Net cash used in investing activities	(1,055,549)	(391,196)	(451,403)	(165,160)
Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants	10,583,898	4,798,576	13,771,301	9,788,057
Proceeds from exercise of common stock warrants	7,498,535			9,760,060
Payments on equipment financings	(109,811)	(86,336)	(86,227)	(74,697)
Payments on supplier and other third-party financings	(314,270)	(427,934)	(510,123)	(71,232)
Payments on credit facility	(1,436,534)	(778,303)	(1,238,487)	(625,440)
Net cash provided by financing activities	16,221,818	3,506,003	11,936,464	18,776,748
Net increase/ (decrease) in Cash	1,269,693	(8,142,474)	(4,211,997)	3,456,747
Cash at Beginning of Period	4,609,332	8,821,329	8,821,329	5,364,582
Cash at End of Period	5,879,025	678,855	4,609,332	8,821,329
Cash paid during the period for:
Interest	285,260	282,142	358,632	405,715
Income taxes	$ 5,023	$ 2,053	$ 2,053	$ 2,184